THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      NOVEMBER 13, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number: 028-10733


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer and General Counsel
Phone:    (212) 586-4333


/s/ Alan Rivera                 New York, New York           December 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $25,802
                                            (thousands)




List of Other Included Managers: None


                                                      FORM 13F INFORMATION TABLE


                                                 VALUE      SHRS OR    SH/ PUT/   INVESTMENT   OTHER      VOTING  AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP       (X$1000)    PRN AMT    PRN CALL   DISCRETION   MGRS      SOLE         SHARED    NONE
--------------    --------------    -----       --------    -------    --- ----   ----------   ----      ----         ------    ----
UNISYS CORP       COM               909214108    25,802     4,558,700   SH        SOLE          NONE     4,558,700








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